Property, Plant and Equipment	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
13.	Property, Plant and Equipment

Year ended 30 June 2025	Land and buildings $’000	Plant and equipment $’000	Mine properties $’000	Capital works in progress $’000	Exploration and evaluation $’000	Total $’000
Cost
At the beginning of the financial year	48,631	355,931	256,932	28,138	84,487	773,119
Additions	–	–	65	19,662	27,345	47,072
Changes in closure provision estimate	–	3,246	–	–	–	3,246
Disposals	–	–	–	(575)	(509)	(1,084)
Foreign exchange rate differences	247	6,341	5,985	984	1,230	14,787
Transfers and other movements	6,528	7,121	10	(12,115)	(1,544)	–
At the end of the financial year	55,406	371,639	262,992	36,094	111,009	837,140
Accumulated depreciation and impairment
At the beginning of the financial year	(1,319)	(34,049)	(3,903)	–	(7,231)	(46,502)
Depreciation charge for the year	(3,721)	(27,711)	(7,165)	–	–	(38,597)
Impairment charge for the year (1)	(25,287)	(164,815)	(67,815)	(13,393)	–	(271,310)
Disposals	–	–	–	–	509	509
Foreign exchange rate differences	(287)	(1,196)	(1,918)	(124)	(18)	(3,543)
Transfers and other movements	–	–	–	–	–	–
At the end of the financial year	(30,614)	(227,771)	(80,801)	(13,517)	(6,740)	(359,443)
Net book value as at 30 June 2025	24,792	143,868	182,191	22,577	104,269	477,697

Year ended 30 June 2024
Cost
At the beginning of the financial year	6,215	322,193	230,126	158	129,958	688,650
Additions	–	1,963	–	105,565	33,341	140,869
Changes in closure provision estimate	–	(10,121)	–	–	–	(10,121)
Disposals	–	(93)	–	(4,991)	(4,809)	(9,893)
Foreign exchange rate differences	(611)	(8,488)	(4,057)	(8,518)	(7,245)	(28,919)
Transfers and other movements (2)	43,027	49,477	30,863	(64,076)	(66,758)	(7,467)
At the end of the financial year	48,631	355,931	256,932	28,138	84,487	773,119
Accumulated depreciation and impairment
At the beginning of the financial year	(406)	(5,005)	(1,166)	–	–	(6,577)
Depreciation charge for the year	(921)	(29,976)	(2,880)	–	–	(33,777)
Impairment charge for the year (1)	–	–	–	–	(7,266)	(7,266)
Disposals	–	72	–	–	–	72
Foreign exchange rate differences	8	860	143	–	35	1,046
Transfers and other movements	–	–	–	–	–	–
At the end of the financial year	(1,319)	(34,049)	(3,903)	–	(7,231)	(46,502)
Net book value as at 30 June 2024	47,312	320,882	253,029	28,138	77,256	726,617

(1)	Refer to Note 14 for further details on impairment of non-financial assets.
(2)	The credit balance of $7.5 million relates to the reclassification of amounts previously recognised as deferred income.

Reclassification of asset categories within property, plant and equipment

Land and buildings and plant and equipment assets have been reclassified within property, plant and equipment in the current reporting period. These reclassifications have been applied retrospectively to prior period comparatives.

Reclassification of deferred income to property, plant and equipment

The Group performed a review of the royalty agreement with Lithium Royalty Corp. (LRC) and have reclassified amounts previously recognised as deferred income to property, plant and equipment. These reclassifications have been applied retrospectively to prior period comparatives.

Recognition and measurement

Property, plant and equipment is recorded at cost less accumulated depreciation and impairment charges. Cost is the fair value of consideration given to acquire the asset at the time of its acquisition or construction and includes the direct cost of bringing the asset to the location and condition necessary for operation.

Subsequent costs are included in the asset’s carrying value or recognised as a separate asset, as appropriate, only when it is probable that the future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repairs and maintenance are recognised as expenses in profit or loss during the financial period in which they are incurred.

An item of property, plant and equipment and any significant part initially recognised is derecognised upon disposal or when no future economic benefits are expected. Any gain or loss arising on derecognition of the asset is included in the Consolidated Statement of Profit or Loss when the asset is derecognised.

(a)	Mine properties

Mine properties include:

•	capitalised development and production stripping costs;
•	capitalised exploration, evaluation and development expenditure where commercial viability has been demonstrated; and
•	mineral rights acquired.

The initial cost of mine properties includes the purchase price or construction cost, any costs directly attributable to bringing the asset into operation, and borrowing costs (where relevant for qualifying assets). The purchase price or construction cost is the aggregate amount paid and the fair value of any other consideration given to acquire the asset.

Mine properties also consist of the fair value attributable to mineral reserves and the portion of mineral resources considered to be probable of economic extraction at the date of acquisition. When a mine construction project moves into the production phase, the capitalisation of certain mine construction costs ceases, and costs are either regarded as part of the cost of inventory or expensed, except for costs which qualify for capitalisation.

(i)	Capitalised development and production stripping costs

The process of removing overburden and other waste materials to access mineral deposits is known as stripping. Stripping is necessary to obtain access to mineral deposits and occurs throughout the life of an open-pit mine. Stripping is classified as either development stripping or production stripping. Development and production stripping costs are recognised as part of mine properties in property, plant and equipment.

Development stripping costs are initial overburden removal costs incurred to obtain access to mineral deposits that will be commercially produced. These costs are capitalised when it is probable that future economic benefits in the form of access to mineral ores will flow to the Group and costs can be measured reliably. Stripping costs incurred during the development phase of a mine are usually capitalised as part of the depreciable cost of building, developing and constructing the mine.

Production stripping costs are post initial overburden removal costs incurred during the normal course of production, which are usually incurred after the first saleable minerals have been extracted from the component of the ore body. Costs are capitalised where production stripping activity results in improved access to future ore and the following criteria are met:

•
the production stripping activity improves access to a specific component of the ore body and it is probable that economic benefits arising from the improved access to future ore production will be realised;

•	the component of the ore body for which access has been improved can be identified; and
•	costs associated with that component can be measured reliably.

Production stripping costs are allocated between the inventory produced and the production stripping asset using a life-of-component waste-to-ore (or mineral contained) strip ratio. When the current strip ratio is greater than the estimated life-of-component ratio, a portion of the stripping costs are capitalised to the production stripping asset.

(b)	Capital works in progress

Capital works in progress are measured at cost inclusive of associated on-costs and charges. Costs are only capitalised when it is probable that future economic benefits will flow to the Group and costs can be measured reliably.

All assets included in capital works in progress are reclassified to other categories within property, plant and equipment when the asset is available and ready for use in the manner intended.

(c)	Right-of-use assets

Right-of-use assets are presented within the respective categories of property, plant and equipment according to the nature of the underlying asset leased. Refer to Note 20 for details on the Group’s right-of-use assets and corresponding lease liabilities.

(d)	Exploration and evaluation expenditure

Exploration and evaluation expenditure (including initial payments for the right to explore) is capitalised where it is considered likely to be recoverable or where the activities have not reached a stage that permits a reasonable assessment of the existence of reserves. Accumulated costs in relation to an abandoned area are written off in full against profit or loss in the year in which the decision to abandon the area is made.

Exploration is defined as the search for potential mineralisation after the Group has obtained legal rights to explore in a specific area and includes topographical, geological, geochemical and geophysical studies and exploratory drilling, trenching and sampling.

Evaluation is defined as the determination of the technical feasibility and commercial viability of a particular prospect. Activities conducted during the evaluation phase include determination of the volume, grade and quality of the deposit, examination and testing of extraction methods and metallurgical or treatment processes, surveys of transportation and infrastructure requirements, and market and finance studies.

Recoverability of the carrying value of exploration assets is dependent on the successful exploration and development of projects, or alternatively, through the sale of the areas of interest.

(e)	Depreciation and amortisation

The carrying values of property, plant and equipment are depreciated to their estimated residual values over the estimated useful lives of the specific assets concerned. Estimates of residual values and useful lives are reassessed annually and any change in estimate is considered in the determination of remaining depreciation charges. Depreciation commences on the date of commissioning.

Property, plant and equipment is depreciated on a units of production or straight-line basis using the estimated lives indicated below, except for land, capital works in progress, and exploration and evaluation assets which are not depreciated. Where assets are dedicated to a mine or lease and are not readily transferable, the useful life of the asset is subject to the lesser of the asset’s useful life and the life of the mine or lease.

Asset category	Depreciation method
Buildings	2 to 20 years straight-line
Mine properties (including mineral rights)	Based on ore reserves on a units of production basis
Plant and equipment	2 to 20 years straight-line
Right-of-use assets	Based on the shorter of the asset’s useful life or term of the lease (straight-line)

Key judgements and estimates

Judgement applied in determining ore reserves and mineral resources

The Group estimates its ore reserves and mineral resources based on information compiled by Competent Persons in accordance with the Joint Ore Reserves Committee (JORC) code. Estimation requires assumptions about future commodity prices and demand, exchange rates, production costs, transport costs, mine closure and rehabilitation costs, recovery rates, discount rates and, in some instances, the renewal of mining licences. There are many uncertainties in the estimation process and assumptions that are valid at the time of estimation may change significantly when new information becomes available. New geological or economic data, or unforeseen operational issues, may change estimates of ore reserves and mineral resources. The Group uses judgment as to when to include mineral resources in accounting estimates.

Useful economic lives of assets

The determination of useful lives, residual values and depreciation methods is reviewed at each reporting period and involves estimates and assumptions. Any changes to useful lives or any other estimates or assumptions may impact prospective depreciation rates and asset carrying values. The Group applies judgement in determining the useful economic lives of assets and whether any indicators of impairment are present based on internal and external sources of information available. The table above summarises the depreciation methods and rates applied to major categories of property, plant and equipment.